Equipment Financing	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Equipment Financing [Line Items]
EQUIPMENT FINANCING

NOTE 10 – EQUIPMENT FINANCING

The Company entered into various financing agreement for equipment purchased. Under the term of the agreement, assets with a cost of approximately $62,263 and $23,650, were financed under various financing agreements as of June 2022 and September 2022, respectively. The equipment financing is net of costs associated with the assets such as maintenance, insurance and property taxes are for the account of the Company. The equipment financing agreements are for 38 months, with the first payments starting July 1, 2022, and monthly principal and interest payments of $2,282. The interest rate under the financing agreement is at 5.0% per annum.

The future payments under the equipment financing agreements are as follows:

Year	Amount
2023*	$22,950
2024	30,600
2025	30,600
2026	2,550
Total future payments:	$86,700

*	remaining 9 Months

Less: amounts representing interest	5,681

Present value of net minimum equipment financing payments	$81,019

Less current maturities	27,297

Long-term equipment financing obligation	$53,722

Lease cost:
Amortization of ROU assets	$27,388
Interest on lease liabilities	3,304

Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflow from equipment financing:	$3,304
Financing cashflow from equipment financing:	27,388

Weighted-average remaining lease term - equipment financing:	2.8 years

Weighted-average discount rate	5.0%

NOTE 14 - EQUIPMENT FINANCING

The Company entered into a financing agreement for equipment purchased. Under the term of the agreement, assets with a cost of approximately $62,263, were financed under a financing agreement as of June 2022. The equipment financing is net of costs associated with the assets such as maintenance, insurance and property taxes are for the account of the Company. The equipment financing agreement is for 38 months, with the first payments starting July 1, 2022, and monthly principal and interest payments of $1,820. The interest rate under the financing agreement is at 5.0% per annum.

The future payments under the equipment financing agreements are as follows:

Year	Amount
2023	$21,566
2024	21,835
2025	21,835
2026	1,820
Total future payments:	$67,056
Less: amounts representing interest	4,793
Present value of net minimum equipment financing payments	$62,263
Less current maturities	20,638
Long-term equipment financing obligation	$41,625
Lease cost:
Amortization of ROU assets	$19,920
Interest on lease liabilities	2,599
Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflow from equipment financing:	$2,599
Financing cashflow from equipment financing:	19,920
Weighted-average remaining lease term - equipment financing:	3.1 years
Weighted-average discount rate	5.0%